Stockholder's Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 11 – Stockholder’s Equity

2010 Option Plan

On July 27, 2010 the Company’s Board of Directors adopted the Aspen Exploration 2010 Stock Incentive Plan (the “2010 Plan”). The aggregate number of shares of our common stock that may be issued through December 31, 2011 under all equity-based awards made under the 2010 Plan is 3,500,000 shares. The number of shares subject to the 2010 Plan may be reset each year, commencing January 1, 2012, based on the number of shares of stock then outstanding. As such, at January 1, 2013 the number of shares of common stock available under the 2010 Plan was reset to 4,773,794 shares; calculated as 15% of the issued and outstanding shares of common stock (31,825,294 shares) on that date. The exercise price of the options granted under the 2010 Plan was determined based on the terms and conditions within the 2010 Plan.

Through March 31, 2013 the Company has granted options to acquire a total of 2,741,000 outstanding shares of common stock pursuant to the 2010 Plan, broken out in specific grant dates as noted below:

1.	Pursuant to the 2010 Plan, options to acquire an aggregate of 975,000 shares of common stock were granted on the date of the Merger Transaction. The exercise price of these options was based on the closing price of the Company’s common stock on the second business day following the Company reporting the closing of the Merger Transaction. Of these shares, 225,000 shares vested immediately upon grant and the remaining shares vest ratably over the term of the options.

2.	Subsequent to the initial granting of the 975,000 shares pursuant to the 2010 Plan, and prior to the year ending December 31, 2012, options to acquire an additional 1,875,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based either on the closing sale price of the Company’s common stock on the date of grant or the ten day average closing price of the Company’s common stock prior to the grant date. These 1,875,000 shares vest over two to three year periods with 633,333 shares having vested on the date of grant. As of December 31, 2012, 1,125,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

3.	During the year ended December 31, 2012 an additional 1,270,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based on the closing sale price of the Company’s common stock on the business day following the date of grant. These 1,270,000 shares vest over two to three year periods with 150,000 shares having vested on the date of grant. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued during the year ended December 31, 2012 were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 118.83%, risk free interest rate of 0.37% and expected term of 3.4 years. As of December 31, 2012, 410,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

4.	On January 23, 2013 an additional 158,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based on the ten day average closing price of the Company’s common stock prior to the grant date. These 158,000 shares vest over a three year period with -0- shares having vested on the date of grant. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued on January 23, 2013 were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 134.62%, risk free interest rate of 0.37% and expected term of 3.5 years. As of March 31, 2013, 2,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

For the three months ended March 31, 2013 the Company recognized expense (through operating expense as general and administrative expense) of $38,696 on options within the 2010 Plan. During the three months ended March 31, 2013 the Company had unrecognized expense of $276,355 associated with options within the 2010 Plan, which will be recognized over the remaining weighted-average period of 2.4 years. The options within the 2010 Plan were classified as equity instruments on the balance sheet at March 31, 2013.

2008 Option Plan

As of March 31, 2013, 350,000 options were outstanding under the 2008 Plan.

Through July 27, 2010 Aspen had one equity compensation plan, the “2008 Equity Plan.” An aggregate of 1,000,000 common shares were reserved for issuance under the 2008 Equity Plan and in February 2008 the Board of Directors granted directors and employees options to acquire 775,000 shares which vested based on meeting certain performance goals, exercisable at $2.14 per share through February 27, 2013. Of these, all but 140,431 have expired as of December 31, 2012 for failure to meet established performance goals or as a result of termination of employment. As of December 31, 2012, the Company did not have any unrecognized expense associated with these options. During the three months ended March 31, 2013, the remaining 140,431 shares were terminated due to expiration on February 27, 2013.

Pursuant to the 2008 Equity Plan, on February 15, 2010, Aspen’s Board of Directors granted options to certain Aspen employees and consultants. The options were granted to persons who remained with Aspen and had provided (and were then expected to continue to provide) valuable services to Aspen, and to help align interests of the recipients with those of Aspen and its stockholders. In total, Aspen granted options to acquire 350,000 shares of its common stock which were exercisable at $0.4125 per share (equal to 125% of the closing price on the business day after the day the Company filed its Form 10-Q for the quarter ended December 31, 2009).

Each of the options granted on February 15, 2010 expires on February 15, 2015. These options became vested as a result of the Merger Transaction on July 27, 2010. On July 27, 2010, the Company terminated the 2008 Equity Plan, although such termination did not terminate or otherwise affect the contractual rights of persons who hold options to acquire common stock under the 2008 Equity Plan.

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Outstanding at December 31, 2011	3,305,431	$0.70	2.51
Granted	400,000	1.07
Exercised	-	-
Forfeited or Expired	(1,030,000)	0.50

Outstanding at March 31, 2012	2,675,431	$0.83	1.99
Granted	870,000	0.46
Exercised	-	-
Forfeited or Expired	(470,000)	1.03

Outstanding at December 31, 2012	3,075,431	$0.71	2.33
Granted	158,000	0.70
Exercised	-	-
Forfeited or Expired	(142,431)	2.12

Outstanding at March 31, 2013	3,091,000	$0.64	2.35

Exercisable at December 31, 2011	2,182,097	$0.71	2.25
Exercisable at March 31, 2012	1,515,431	$0.64	2.00
Exercisable at December 31, 2012	2,265,431	$0.70	1.25
Exercisable at March 31, 2013	2,125,000	$0.71	1.00

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	400,000	0.75
Vested	-	-
Forfeited	(363,334)	0.38

Nonvested at March 31, 2012	1,160,000	$0.65
Granted	870,000	0.33
Vested	(770,000)	0.54
Forfeited	(450,000)	0.75

Nonvested at December 31, 2012	810,000	$0.37
Granted	158,000	0.56
Vested	-	-
Forfeited	(2,000)	0.56

Nonvested at March 31, 2013	966,000	$0.40

Note 15 – Stockholder’s Equity

2010 Option Plan

On July 27, 2010 the Company’s Board of Directors adopted the Aspen Exploration 2010 Stock Incentive Plan (the “2010 Plan”). The aggregate number of shares of our common stock that may be issued through December 31, 2011 under all equity-based awards made under the 2010 Plan is 3,500,000 shares. The number of shares subject to the 2010 Plan may be reset each year, commencing January 1, 2012, based on the number of shares of stock then outstanding. As such, at January 1, 2013 the number of shares of common stock available under the 2010 Plan was reset to 4,773,794 shares; calculated as 15% of the issued and outstanding shares of common stock (31,825,294 shares) on that date. The exercise price of the options granted under the 2010 Plan was determined based on the terms and conditions within the 2010 Plan.

Through December 31, 2012 the Company has granted options to acquire a total of 2,585,000 outstanding shares of common stock pursuant to the 2010 Plan, broken out in specific grant dates as noted below:

1.	Pursuant to the 2010 Plan, options to acquire an aggregate of 975,000 shares of common stock were granted on the date of the Merger Transaction. The exercise price of these options was based on the closing price of the Company’s common stock on the second business day following the Company reporting the closing of the Merger Transaction. Of these shares, 225,000 shares vested immediately upon grant and the remaining shares vest ratably over the term of the options.

2.	Subsequent to the initial granting of the 975,000 shares pursuant to the 2010 Plan, and prior to the year ending December 31, 2012, options to acquire an additional 1,875,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based either on the closing sale price of the Company’s common stock on the date of grant or the ten day average closing price of the Company’s common stock prior to the grant date. These 1,875,000 shares vest over two to three year periods with 633,333 shares having vested on the date of grant. As of December 31, 2012, 1,125,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

3.	During the year ended December 31, 2012 an additional 1,270,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based on the closing sale price of the Company’s common stock on the business day following the date of grant. These 1,270,000 shares vest over two to three year periods with 150,000 shares having vested on the date of grant. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued during the year ended December 31, 2012 were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 118.83%, risk free interest rate of 0.37% and expected term of 3.4 years. As of December 31, 2012, 410,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

As of December 31, 2012, 2,585,000 options were outstanding under the 2010 Plan. The 2,585,000 outstanding options issued under the 2010 Plan were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 116.08%, average risk free interest rate of 0.65% and average expected term of 3.2 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the expected option term. Expected pre-vesting forfeitures were assumed to be zero. The expected option term was calculated using the “simplified” method.

For the years ended December 31, 2012 and 2011 the Company recognized expense (through operating expense as general and administrative expense) of $279,362 and $576,498 on these options, respectively. As of December 31, 2012 the Company had unrecognized expense of $228,318 associated with these options, which will be recognized over the remaining weighted-average period of 2.3 years. The options were classified as equity instruments on the balance sheet at December 31, 2012.

2008 Option Plan

Through July 27, 2010 Aspen had one equity compensation plan, the “2008 Equity Plan.” An aggregate of 1,000,000 common shares were reserved for issuance under the 2008 Equity Plan and in February 2008 the Board of Directors granted directors and employees options to acquire 775,000 shares which vested based on meeting certain performance goals, exercisable at $2.14 per share through February 27, 2013. Of these, all but 140,431 have expired as of December 31, 2012 for failure to meet established performance goals or as a result of termination of employment. As of December 31, 2012, the Company did not have any unrecognized expense associated with these options.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued under the 2008 Equity Plan were valued using the following weighted average assumptions: no dividend yield, expected volatility of 58%, risk free interest rate of 2.25% and expected term of 3.3 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the expected option term. Expected pre-vesting forfeitures were assumed to be zero. The expected option term was calculated using the “simplified” method.

Pursuant to the 2008 Equity Plan, on February 15, 2010, Aspen’s Board of Directors granted options to certain Aspen employees and consultants. The options were granted to persons who remained with Aspen and had provided (and were then expected to continue to provide) valuable services to Aspen, and to help align interests of the recipients with those of Aspen and its stockholders. In total, Aspen granted options to acquire 350,000 shares of its common stock which were exercisable at $0.4125 per share (equal to 125% of the closing price on the business day after the day the Company filed its Form 10-Q for the quarter ended December 31, 2009).

Each of the options granted on February 15, 2010 expires on February 15, 2015. These options became vested as a result of the Merger Transaction on July 27, 2010. On July 27, 2010, the Company terminated the 2008 Equity Plan, although such termination did not terminate or otherwise affect the contractual rights of persons who hold options to acquire common stock under the 2008 Equity Plan. As of December 31, 2012, 490,431 options were outstanding under the 2008 Plan.

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2010	2,465,431	$0.59	3.34
Granted	875,000	1.03
Exercised	-	-
Forfeited or Expired	(35,000)	0.84

Outstanding at December 31, 2011	3,305,431	$0.70	2.51	$1,064,876
Granted	1,270,000	0.65
Exercised	-	-
Forfeited or Expired	(1,500,000)	0.67

Outstanding at December 31, 2012	3,075,431	$0.71	2.33	$106,051

Exercisable at December 31, 2010	1,298,764	$0.49	3.34
Exercisable at December 31, 2011	2,182,097	$0.71	2.25	$683,297
Exercisable at December 31, 2012	2,265,431	$0.70	1.25	$93,318

(1) The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company’s stock at the time of exercise or at the end of the year if unexercised.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012 and 2011 $0.33 was and $0.75, respectively.

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2010	1,166,667	$0.32
Granted	875,000	0.75
Vested	(883,333)	0.50
Forfeited	(35,000)	0.62

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	1,270,000	0.33
Vested	(770,000)	0.54
Forfeited	(813,334)	0.59

Nonvested at December 31, 2012	810,000	$0.37

The total fair value of options granted for the years ended December 31, 2012 and 2011 was $588,909 and $653,391, respectively. The total fair value of options vested during the years ended December 31, 2012 and 2011 was $414,098 and $528,653, respectively.